Fully Benefit-Responsive Investment Contracts - Narrative (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Participant-directed investments at contract value	$ 38,652,083	$ 52,040,423
Minimum
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Crediting rate by the contract issuer	1.00%